Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Fundamentals First ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamentals First ETF
Average Annual Return, Percent	9.64%	9.28%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	15.16%	19.18%